Share Capital and Warrants - Summary of Common Share Purchase Warrants (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Common Share Purchase Warrants [Line Items]
Beginning balance	$ 1,327,655	$ 1,329,533
Ending balance	$ 1,229,340	$ 1,327,655
Warrants
Disclosure Of Common Share Purchase Warrants [Line Items]
Beginning balance, Number of Warrants	308,612	356,612
Warrants expired, Number of Warrants		(48,000)
Ending balance, Number of Warrants	308,612	308,612
Beginning balance	$ 2,260	$ 8,092
Warrants expired, Carrying Amount		(5,832)
Ending balance	$ 2,260	$ 2,260